Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) [Line Items]
Net Income	$ 6,748,069	$ 7,899,035
Accretion of temporary equity to redemption value	(21,520,679)
Dividend income from Trust Account	(7,721,518)	(12,019,932)
Net loss including accretion of temporary equity to redemption value	(22,494,128)	(4,120,897)
Redeemable Shares [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) [Line Items]
Accretion of temporary equity to redemption value	21,520,679
Numerator:
Allocation of net loss	(16,662,030)	(3,219,467)
Net income including accretion of temporary equity to redemption value	7,721,518	12,019,932
Net income (loss)	$ 12,580,167	$ 8,800,465
Denominator:
Basic weighted average shares outstanding (in Shares)	17,916,667	22,321,940
Diluted weighted average shares outstanding (in Shares)	17,916,667	22,321,940
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.7	$ 0.39
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.7	$ 0.39
Non-Redeemable Shares [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) [Line Items]
Accretion of temporary equity to redemption value
Numerator:
Allocation of net loss	(5,832,098)	(901,430)
Net income including accretion of temporary equity to redemption value
Net income (loss)	$ (5,832,098)	$ (901,430)
Denominator:
Basic weighted average shares outstanding (in Shares)	6,271,250	6,250,000
Diluted weighted average shares outstanding (in Shares)	6,271,250	6,250,000
Basic net income (loss) per ordinary share (in Dollars per share)	$ (0.93)	$ (0.14)
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.93)	$ (0.14)